Note 17 - Commitments and Contingencies (Details) - USD ($)	10 Months Ended	14 Months Ended
	Dec. 31, 2014	Feb. 28, 2014
Executive Offices and Warehouse Premises in San Jose, CA [Member]
Note 17 - Commitments and Contingencies (Details) [Line Items]
Operating Lease Monthly Rent	$ 10,500	$ 7,800